Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in goodwill [abstract]
Balance, beginning	$ 1,386,322	$ 1,461,139
Additions	0	0
Translation adjustment	182,285	(74,817)
Balance, ending	$ 1,568,607	$ 1,386,322